CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Fixed income from real estate rent	$ 16,144	$ 16,608	$ 16,587
Costs and expenses:
Cost of real estate operations	2,948	2,991	3,057
Real estate depreciation and amortization	4,321	4,317	4,209
General and administrative	3,047	3,500	2,698
Total costs and expenses	10,316	10,808	9,964
Operating income	5,828	5,800	6,623
Other income	722	607	597
Financial expenses, net	(2,630)	(2,882)	(2,769)
Income before taxes on income	3,920	3,525	4,451
Taxes on income	(1,472)	(1,464)	(1,602)
Equity share in losses of associates, net	(2,321)	(2,765)	(1,677)
Net income (loss)	127	(704)	1,172
Net income attributable to non-controlling interest	2,120	2,077	2,295
Net loss attributable to Optibase Ltd.	$ (1,993)	$ (2,781)	$ (1,123)
Net earnings per share:
Basic and diluted net earnings (loss) per share	$ (0.38)	$ (0.54)	$ (0.22)
Weighted average number of shares used in computing basic net earnings per share:	5,186,273	5,185,352	5,180,163
Weighted average number of shares used in computing diluted net earnings per share:	5,186,273	5,185,352	5,180,163